SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

a.On February 2, 2021, the Government enforced Government Regulation Number 35 of 2021 (PP 35/2021) to implement the provisions of Article 81 and Article 185 (b) of Law no. 11/2020 concerning Job Creation which aims to create the widest possible job opportunities.

PP 35/2021 regulates work agreements for a certain period of time (non-permanent employees), outsourcing, working time, rest periods and termination of employment, which can affect the minimum benefits that must be given to employees.

At the date the consolidated financial statements were authorized, the Group was still evaluating the potential impact of implementing the implementing regulations PP 35/2021, including the impact on the Group's consolidated financial statements for the next reporting period.

b.On February 3, 2021, Dayamitra purchased 134,999 shares of PST from Ibu Rahina Dewayani amounting to Rp58 billion causing Dayamitra has 99.99% ownership of PST.

c.Based on Board of Commisioner’s Decree No. 02/KEP/DK/2021 dated February 26, 2021, the composition of Audit Committee were changed to as follows:

Independent Commissioner	Chandra Arie Setiawan
Independent Commissioner	Marsudi Wahyu Kisworo
Independent Commissioner	Wawan Iriawan
Commissioner	Marcelino Rumambo Pandin
Commissioner	Ahmad Fikri Assegaf
Financial Expert	Emmanuel Bambang Suyitno

d.In February, March, and April 2021, the Group make repayment and withdrawn several credit facilities, as follows:

i.On February 25 and 26, 2021, Dayamitra withdrawn facilities from BCA, Bank Mandiri, Bank Permata, and Syndication Bank Mandiri and BNI amounting to Rp1,750 billion, Rp1,600 billion, Rp500 billion, and  Rp424 billion, respectively.

ii.On March 8, 2021, the Company withdrawn credit facilities from BCA, Bank Mandiri, Bank of China, and HSBC amounting to Rp500 billion, Rp2,000 billion, Rp1,000 billion (which fully repaid on April 8, 2021), and Rp500 billion.

iii.On March 17, 2021, Telkomsel repaid its loan to Bank Mandiri amounting Rp2,000 billion and on March 31, 2021, Telkomsel withdrawn the facility amounting Rp1,000 billion.

iv.On April 23 and 29, 2021, Telkomsel withdrawn facilities from MUFG Bank and BNI amounting to Rp1,500 billion and Rp1,150 billion, respectively.